DEBT - Contractual maturities of the group's long-term debt (Details) ¥ in Millions	Dec. 31, 2023 CNY (¥)
Contractual maturities
2024	¥ 4,053
2025	787
2026	342
2027	33
2028	25
Thereafter	79
Total	¥ 5,319